AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.2%
	AEROSPACE/DEFENSE — 1.6%
699	Boeing Co.*	$167,453
315	Lockheed Martin Corp.	119,180
1,817	Raytheon Technologies Corp.	155,008
		441,641
	AGRICULTURE — 1.1%
1,919	Altria Group, Inc.	91,498
558	Archer-Daniels-Midland Co.	33,815
1,627	Philip Morris International, Inc.	161,252
		286,565
	APPAREL — 0.7%
1,146	NIKE, Inc. - Class B	177,045

	AUTO MANUFACTURERS — 2.2%
3,523	Ford Motor Co.*	52,352
1,078	General Motors Co.*	63,785
709	Tesla, Inc.*	481,907
		598,044
	BANKS — 4.2%
5,304	Bank of America Corp.	218,684
1,458	Citigroup, Inc.	103,153
239	Goldman Sachs Group, Inc.	90,708
2,132	JPMorgan Chase & Co.	331,611
985	Morgan Stanley	90,315
278	PNC Financial Services Group, Inc.	53,031
883	Truist Financial Corp.	49,007
955	U.S. Bancorp	54,406
2,888	Wells Fargo & Co.	130,798
		1,121,713
	BEVERAGES — 2.1%
4,309	Coca-Cola Co.	233,160
186	Constellation Brands, Inc. - Class A	43,503
896	Keurig Dr Pepper, Inc.	31,575
383	Monster Beverage Corp.*	34,987
1,516	PepsiCo, Inc.	224,626
		567,851
	BIOTECHNOLOGY — 0.4%
284	Amgen, Inc.	69,225
813	Corteva, Inc.	36,057
		105,282

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BUILDING MATERIALS — 0.2%
81	Martin Marietta Materials, Inc.	$28,496
167	Vulcan Materials Co.	29,070
		57,566
	CHEMICALS — 2.6%
285	Air Products and Chemicals, Inc.	81,989
160	Albemarle Corp.	26,954
950	Dow, Inc.	60,116
689	DuPont de Nemours, Inc.	53,335
349	Ecolab, Inc.	71,883
246	International Flavors & Fragrances, Inc.	36,752
717	Linde PLC1	207,285
270	LyondellBasell Industries N.V. - Class A1	27,775
308	PPG Industries, Inc.	52,289
337	Sherwin-Williams Co.	91,816
		710,194
	COMMERCIAL SERVICES — 2.1%
1,165	PayPal Holdings, Inc.*	339,574
288	S&P Global, Inc.	118,209
467	Square, Inc. - Class A*	113,855
		571,638
	COMPUTERS — 5.2%
662	Accenture PLC[1]	195,151
7,921	Apple, Inc.	1,084,860
889	International Business Machines Corp.	130,319
		1,410,330
	COSMETICS/PERSONAL CARE — 1.9%
932	Colgate-Palmolive Co.	75,818
239	Estee Lauder Cos., Inc. - Class A	76,021
2,706	Procter & Gamble Co.	365,121
		516,960
	DIVERSIFIED FINANCIAL SERVICES — 4.1%
454	American Express Co.	75,014
101	BlackRock, Inc.	88,372
301	Capital One Financial Corp.	46,562
1,171	Charles Schwab Corp.	85,261
228	CME Group, Inc.	48,491
393	Intercontinental Exchange, Inc.	46,649
872	Mastercard, Inc. - Class A	318,358
1,688	Visa, Inc. - Class A	394,688
		1,103,395

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 0.8%
187	American Electric Power Co., Inc.	$15,818
341	Dominion Energy, Inc.	25,087
326	Duke Energy Corp.	32,183
393	Exelon Corp.	17,414
793	NextEra Energy, Inc.	58,111
190	Public Service Enterprise Group, Inc.	11,350
110	Sempra Energy	14,573
425	Southern Co.	25,717
194	Xcel Energy, Inc.	12,781
		213,034
	ELECTRONICS — 0.7%
833	Honeywell International, Inc.	182,719

	ENERGY-ALTERNATE SOURCES — 0.1%
126	Enphase Energy, Inc.*	23,137
445	Plug Power, Inc.*	15,215
		38,352
	ENVIRONMENTAL CONTROL — 0.3%
481	Waste Management, Inc.	67,393
	FOOD — 0.7%
670	General Mills, Inc.	40,823
1,551	Mondelez International, Inc. - Class A	96,844
560	Sysco Corp.	43,540
		181,207
	HEALTHCARE-PRODUCTS — 1.7%
981	Abbott Laboratories	113,727
351	Danaher Corp.	94,195
60	Intuitive Surgical, Inc.*	55,179
709	Medtronic PLC[1]	88,008
207	Thermo Fisher Scientific, Inc.	104,425
		455,534
	HEALTHCARE-SERVICES — 0.9%
135	Anthem, Inc.	51,543
497	UnitedHealth Group, Inc.	199,019
		250,562
	HOUSEHOLD PRODUCTS/WARES — 0.2%
349	Kimberly-Clark Corp.	46,689

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 2.5%
2,210	Berkshire Hathaway, Inc. *	$614,203
298	Chubb Ltd.[1]	47,364
		661,567
	INTERNET — 11.7%
418	Alphabet, Inc. - Class A*	1,020,668
306	Amazon.com, Inc.*	1,052,689
36	Booking Holdings, Inc.*	78,771
2,274	Facebook, Inc. - Class A*	790,693
410	Netflix, Inc.*	216,566
		3,159,387
	IRON/STEEL — 0.1%
348	Nucor Corp.	33,384
	LODGING — 0.1%
260	Marriott International, Inc. - Class A*	35,495

	MACHINERY-CONSTRUCTION & MINING — 0.5%
653	Caterpillar, Inc.	142,112

	MACHINERY-DIVERSIFIED — 0.4%
338	Deere & Co.	119,216

	MEDIA — 2.0%
28	Charter Communications, Inc. - Class A*	20,201
4,121	Comcast Corp. - Class A	234,979
1,636	Walt Disney Co.*	287,560
		542,740
	MINING — 0.5%
2,000	Freeport-McMoRan, Inc.	74,220
1,031	Newmont Corp.	65,345
		139,565
	MISCELLANEOUS MANUFACTURING — 1.5%
694	3M Co.	137,849
477	Eaton Corp. PLC[1]	70,682
9,687	General Electric Co.	130,387
322	Illinois Tool Works, Inc.	71,986
		410,904
	OIL & GAS — 3.3%
2,081	Chevron Corp.	217,964
1,461	ConocoPhillips	88,975

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
683	Devon Energy Corp.	$19,937
491	EOG Resources, Inc.	40,969
4,574	Exxon Mobil Corp.	288,528
265	Hess Corp.	23,140
662	Marathon Petroleum Corp.	39,998
1,008	Occidental Petroleum Corp.	31,520
472	Phillips 66	40,507
234	Pioneer Natural Resources Co.	38,030
8	Texas Pacific Land Corp.	12,798
419	Valero Energy Corp.	32,715
		875,081
	OIL & GAS SERVICES — 0.3%
894	Halliburton Co.	20,669
1,516	Schlumberger N.V.[1]	48,527
		69,196
	PACKAGING & CONTAINERS — 0.1%
395	Ball Corp.	32,003

	PHARMACEUTICALS — 3.2%
978	AbbVie, Inc.	110,162
1,238	Bristol-Myers Squibb Co.	82,723
726	CVS Health Corp.	60,577
441	Eli Lilly & Co.	101,218
1,459	Johnson & Johnson	240,356
166	McKesson Corp.	31,746
1,332	Merck & Co., Inc.	103,590
133	Organon & Co.*	4,025
3,091	Pfizer, Inc.	121,043
		855,440
	PIPELINES — 0.5%
260	Cheniere Energy, Inc.*	22,552
2,176	Kinder Morgan, Inc.	39,669
451	ONEOK, Inc.	25,094
1,246	Williams Cos., Inc.	33,081
		120,396
	REITS — 0.9%
294	American Tower Corp. - REIT	79,421
301	Crown Castle International Corp. - REIT	58,725
59	Equinix, Inc. - REIT	47,354
485	Prologis, Inc. - REIT	57,972
		243,472

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 5.4%
23	Chipotle Mexican Grill, Inc.*	$35,658
399	Costco Wholesale Corp.	157,872
185	Dollar General Corp.	40,032
971	Home Depot, Inc.	309,642
646	Lowe's Cos., Inc.	125,305
672	McDonald's Corp.	155,225
59	O'Reilly Automotive, Inc.*	33,406
279	Ross Stores, Inc.	34,596
1,061	Starbucks Corp.	118,630
427	Target Corp.	103,223
1,082	TJX Cos., Inc.	72,949
788	Walgreens Boots Alliance, Inc.	41,457
1,578	Walmart, Inc.	222,530
		1,450,525
	SEMICONDUCTORS — 5.5%
1,206	Advanced Micro Devices, Inc.*	113,279
822	Applied Materials, Inc.	117,053
300	Broadcom, Inc.	143,052
3,851	Intel Corp.	216,195
1,113	Micron Technology, Inc.*	94,583
574	NVIDIA Corp.	459,257
1,130	QUALCOMM, Inc.	161,511
872	Texas Instruments, Inc.	167,686
		1,472,616
	SOFTWARE — 7.5%
424	Adobe, Inc.*	248,311
587	Fidelity National Information Services, Inc.	83,160
633	Fiserv, Inc.*	67,661
250	Intuit, Inc.	122,543
3,953	Microsoft Corp.	1,070,868
1,751	Oracle Corp.	136,298
843	salesforce.com, Inc.*	205,920
179	ServiceNow, Inc.*	98,369
		2,033,130
	TELECOMMUNICATIONS — 1.2%
1,296	AT&T, Inc.	37,299
4,206	Cisco Systems, Inc./Delaware	222,918
189	Lumen Technologies, Inc.	2,568
108	T-Mobile US, Inc.*	15,642
752	Verizon Communications, Inc.	42,135
		320,562

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 2.2%
2,292	CSX Corp.	$73,527
276	FedEx Corp.	82,339
301	Norfolk Southern Corp.	79,889
802	Union Pacific Corp.	176,384
864	United Parcel Service, Inc. - Class B	179,686
		591,825
	WATER — 0.0%
76	American Water Works Co., Inc.	11,714
	TOTAL COMMON STOCKS
	(Cost $16,705,679)	22,424,044

Principal Amount
	SHORT-TERM INVESTMENTS — 18.8%
$5,084,332	UMB Money Market Fiduciary, 0.01%[2]	5,084,332
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,084,332)	5,084,332
	TOTAL INVESTMENTS — 102.0%
	(Cost $21,790,011)	27,508,376
	Liabilities in Excess of Other Assets — (2.0)%	(552,027)
	TOTAL NET ASSETS — 100.0%	$26,956,349

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

SWAP CONTRACTS
EQUITY SWAP CONTRACTS
							Premium	Unrealized
	Reference			Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month LIBOR + 0.50%	Index Return	Monthly	7/1/21	$26,981,560	$1,031	$56,152
TOTAL EQUITY SWAP CONTRACTS								$56,152

[1]	The BNP Paribas Index Swap is made up of the Nasdaq 100 Total Return Index and the Dow Jones Industrial Average Total Return Index and exposure to each index was 100.00% and (100.00)%, respectively.